UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22294

Western Asset Investment Grade Defined Opportunity Trust Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 777-0102

Date of fiscal year end: November 30

Date of reporting period: May 31, 2018

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	May 31, 2018

WESTERN ASSET

INVESTMENT GRADE

DEFINED OPPORTUNITY

TRUST INC. (IGI)

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives.

The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in investment grade corporate fixed-income securities of varying maturities.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Investment Grade Defined Opportunity Trust Inc. for the six-month reporting period ended May 31, 2018. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.lmcef.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

June 29, 2018

II	Western Asset Investment Grade Defined Opportunity Trust Inc.

Investment commentary

Economic review

Economic activity in the U.S. was somewhat mixed during the six months ended May 31, 2018 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third and fourth quarter 2017 U.S. gross domestic product (“GDP”)i growth was 3.2% and 2.9%, respectively. Finally, the U.S. Department of Commerce’s final reading for first quarter 2018 GDP growth — released after the reporting period ended — was 2.0%. More modest GDP growth in the first quarter reflected decelerations in personal consumption expenditures (“PCE”), exports, state and local government spending, and federal government spending and a downturn in residential fixed investment. These movements were partly offset by a smaller decrease in private inventory investment and a larger increase in nonresidential fixed investment.

Job growth in the U.S. was solid overall and supported the economy during the reporting period. When the reporting period ended on May 31, 2018, the unemployment rate was 3.8%, as reported by the U.S. Department of Labor. This was the lowest unemployment rate since April 2000. The percentage of longer-term unemployed declined during the reporting period. In May 2018, 19.4% of Americans looking for a job had been out of work for more than six months, versus 22.9% when the period began.

Western Asset Investment Grade Defined Opportunity Trust Inc.	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. The Fed increased the federal funds rateiii twice during the reporting period. Looking back, at its meeting that concluded on September 20, 2017 — before the reporting period began — the Fed kept rates on hold but reiterated its intention to begin reducing its balance sheet, saying, “In October, the Committee will initiate the balance sheet normalization program….” At its meeting that ended on December 13, 2017, the Fed raised rates to a range between 1.25% and 1.50%. As expected, the Fed kept rates on hold at its meeting that concluded on January 31, 2018. However, at its meeting that ended on March 21, 2018, the Fed again raised the federal funds rate, moving it to a range between 1.50% and 1.75%. Finally, at its meeting that concluded on June 13, 2018 — after the reporting period ended — the Fed raised the federal funds rate to a range between 1.75% and 2.00%.

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Both short-term and longer-term Treasury yields moved higher during the six-month reporting period ended May 31, 2018. The yield for the two-year Treasury note began the reporting period at 1.78% — equaling its low for the period — and ended the period at 2.40%. Its peak for the period of 2.59% occurred on May 22, 2018. The yield for the ten-year Treasury began the reporting period at 2.42% and ended the period at 2.83%. The low for the period of 2.33% occurred on December 6, 2017 and the high for the period of 3.11% took place on May 17, 2018.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. Most spread sectors generally posted weak results during the reporting period. Performance fluctuated given changing expectations for global growth, uncertainties regarding future central bank monetary policy, the signing of the U.S. tax reform bill in December 2017 and concerns over a global trade war. All told, the broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Indexiv, returned -1.04% during the six-month reporting period ended May 31, 2018.

Q. How did the high-yield bond market perform over the reporting period?

A. The U.S. high-yield bond market, as measured by the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexv, returned 0.06% for the six months ended May 31, 2018. The high-yield market posted a modest gain during the first two months of the reporting period. Those gains were then erased in February and March 2018. This turnaround was triggered by a number of factors, including fears that the Fed may take a more aggressive approach to rate hikes, trade war concerns and high-profile issues in the technology industry. However, the high yield market then rallied in April 2018 and was relatively flat in May 2018.

Q. How did the emerging market debt asset class perform over the reporting period?

A. The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)vi returned -3.66% during the six months ended May 31, 2018. The asset class produced choppy results during the reporting period.

IV	Western Asset Investment Grade Defined Opportunity Trust Inc.

At times it was supported by solid investor demand, less concern over a significant shift in U.S. trade policy and a weakening U.S. dollar. However, at other times it was dragged down by rising U.S. interest rates, periods of investor risk aversion and geopolitical issues. In addition, the U.S. dollar rallied in April and May 2018, negatively impacting the performance of the asset class.

Performance review

For the six months ended May 31, 2018, Western Asset Investment Grade Defined Opportunity Trust Inc. returned -2.08% based on its net asset value (“NAV”)vii and -2.84% based on its New York Stock Exchange (“NYSE”) market price per share. The Fund’s unmanaged benchmark, the Bloomberg Barclays U.S. Credit Indexviii, returned -1.75% for the same period. The Lipper Corporate Debt BBB-Rated Closed-End Funds Category Averageix returned -1.80% over the same time frame. Please note that Lipper performance returns are based on each fund’s NAV.

During this six-month period, the Fund made distributions to shareholders totaling $0.51 per share. As of May 31, 2018, the Fund estimates that distributions of $0.45 per share were sourced from net investment income, and distributions of $0.06 were from long-term capital gains.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of May 31, 2018. Past performance is no guarantee of future results.

Performance Snapshot as of May 31, 2018 (unaudited)
Price Per Share	6-Month Total Return**
$20.06 (NAV)	-2.08	%†
$20.71 (Market Price)	-2.84	%‡

All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

Looking for additional information?

The Fund is traded under the symbol “IGI” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available on-line under the symbol “XIGIX” on most financial websites. Barron’s and the Wall Street Journal’s Monday edition both carry closed-end fund tables

*

These estimates are not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.lmcef.com (click on the name of the Fund).

Western Asset Investment Grade Defined Opportunity Trust Inc.	V

Investment commentary (cont’d)

that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.lmcef.com (click on the name of the Fund).

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

Thank you for your investment in Western Asset Investment Grade Defined Opportunity Trust Inc. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

June 29, 2018

RISKS: The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objectives. The Fund’s common stock is traded on the New York Stock Exchange. Similar to stocks, the Fund’s share price will fluctuate with market conditions and, at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Because the Fund is non-diversified, it may be more susceptible to economic, political or regulatory events than a diversified fund. The Fund’s investments are subject to a number of risks, including credit risk, inflation risk and interest rate risk. As interest rates rise, bond prices fall, reducing the value of the Fund’s holdings. The Fund may invest in lower-rated high-yield bonds or “junk bonds”, which are subject to greater liquidity and credit risk (risk of default) than higher-rated obligations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. The Fund may invest in securities or engage in transactions that have the economic effects of leverage which can increase the risk and volatility of the Fund.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

VI	Western Asset Investment Grade Defined Opportunity Trust Inc.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]

The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

vi

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

vii

Net asset value (“NAV”) is calculated by subtracting total liabilities, including liabilities associated with financial leverage (if any), from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.

viii	The Bloomberg Barclays U.S. Credit Index is an index composed of corporate and non-corporate debt issues that are investment grade (rated Baa3/BBB- or higher).

ix

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended May 31, 2018, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 7 funds in the Fund’s Lipper category.

Western Asset Investment Grade Defined Opportunity Trust Inc.	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of May 31, 2018 and November 30, 2017 and does not include derivatives, such as futures contracts, swap contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2018 Semi-Annual Report	1

Spread duration (unaudited)

Economic exposure — May 31, 2018

Total Spread Duration
IGI	— 7.26 years
Benchmark	— 7.17 years

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays U.S. Credit Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
IGI	— Western Asset Investment Grade Defined Opportunity Trust Inc.

2	Western Asset Investment Grade Defined Opportunity Trust Inc. 2018 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — May 31, 2018

Total Effective Duration
IGI	— 7.00 years
Benchmark	— 7.07 years

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays U.S. Credit Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
IGI	— Western Asset Investment Grade Defined Opportunity Trust Inc.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2018 Semi-Annual Report	3

Schedule of investments (unaudited)

May 31, 2018

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 90.5%
Consumer Discretionary — 10.0%
Automobiles — 1.5%
Ford Motor Co., Senior Bonds	9.215%	9/15/21	1,140,000	$1,334,866
General Motors Co., Senior Notes	4.875%	10/2/23	430,000	446,845
General Motors Co., Senior Notes	6.600%	4/1/36	290,000	324,736
General Motors Co., Senior Notes	6.750%	4/1/46	1,020,000	1,167,562
Total Automobiles				3,274,009
Hotels, Restaurants & Leisure — 0.6%
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.250%	6/1/25	260,000	261,763
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	280,000	278,526
McDonald’s Corp., Senior Notes	4.700%	12/9/35	260,000	277,881
McDonald’s Corp., Senior Notes	4.875%	12/9/45	370,000	398,150
Total Hotels, Restaurants & Leisure				1,216,320
Household Durables — 0.3%
Newell Brands Inc., Senior Notes	5.500%	4/1/46	600,000	610,189
Internet & Direct Marketing Retail — 0.2%
Amazon.com Inc., Senior Notes	3.875%	8/22/37	410,000	411,903	(a)
Media — 7.4%
21st Century Fox America Inc., Senior Notes	6.650%	11/15/37	2,400,000	3,073,817
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	180,000	192,543
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	420,000	448,382
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	560,000	524,159
Comcast Corp., Bonds	6.400%	5/15/38	2,500,000	3,057,219
Comcast Corp., Senior Notes	5.700%	7/1/19	1,500,000	1,546,625
DISH DBS Corp., Senior Notes	7.875%	9/1/19	690,000	716,565
Time Warner Cable LLC, Senior Bonds	6.550%	5/1/37	370,000	406,854
Time Warner Cable LLC, Senior Notes	8.750%	2/14/19	1,390,000	1,444,758
Time Warner Cable LLC, Senior Notes	6.750%	6/15/39	20,000	22,213
Time Warner Cable LLC, Debentures	7.300%	7/1/38	330,000	385,527
Time Warner Cable LLC, Senior Notes	5.500%	9/1/41	200,000	193,114
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	460,000	542,806
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	370,000	471,591

See Notes to Financial Statements.

4	Western Asset Investment Grade Defined Opportunity Trust Inc. 2018 Semi-Annual Report

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Time Warner Inc., Senior Notes	4.900%	6/15/42	250,000	$246,247
UBM PLC, Senior Notes	5.750%	11/3/20	740,000	757,630	(a)
Viacom Inc., Senior Debentures	5.250%	4/1/44	80,000	77,633
Viacom Inc., Senior Notes	4.875%	6/15/43	40,000	36,746
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	2,000,000	2,035,000	(a)
Total Media				16,179,429
Total Consumer Discretionary				21,691,850
Consumer Staples — 2.5%
Beverages — 0.0%
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	100,000	102,733
Food & Staples Retailing — 1.0%
CVS Health Corp., Senior Notes	5.050%	3/25/48	1,550,000	1,595,791
Kroger Co., Senior Notes	4.650%	1/15/48	140,000	132,916
Walgreen Co., Senior Notes	3.100%	9/15/22	400,000	394,029
Total Food & Staples Retailing				2,122,736
Food Products — 0.3%
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	70,000	70,280
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	220,000	214,477
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	420,000	422,378
Total Food Products				707,135
Tobacco — 1.2%
Altria Group Inc., Senior Notes	3.875%	9/16/46	80,000	71,748
Altria Group Inc., Senior Notes	9.250%	8/6/19	1,000,000	1,073,998
Reynolds American Inc., Senior Notes	8.125%	5/1/40	470,000	651,641
Reynolds American Inc., Senior Notes	7.000%	8/4/41	510,000	639,964
Reynolds American Inc., Senior Notes	5.850%	8/15/45	100,000	112,144
Total Tobacco				2,549,495
Total Consumer Staples				5,482,099
Energy — 15.6%
Energy Equipment & Services — 0.7%
ENSCO International Inc., Senior Bonds	7.200%	11/15/27	200,000	185,000
Ensco PLC, Senior Notes	5.200%	3/15/25	400,000	336,500
Halliburton Co., Senior Notes	5.000%	11/15/45	930,000	1,009,685
Pride International Inc., Senior Notes	7.875%	8/15/40	30,000	26,625
Total Energy Equipment & Services				1,557,810
Oil, Gas & Consumable Fuels — 14.9%
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	750,000	777,283
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	750,000	813,996

See Notes to Financial Statements.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2018 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

May 31, 2018

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	5.250%	1/15/25	500,000	$514,375
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	4.250%	12/1/27	500,000	486,652
Apache Corp., Senior Notes	6.000%	1/15/37	150,000	168,609
Apache Corp., Senior Notes	5.250%	2/1/42	160,000	166,406
Apache Corp., Senior Notes	4.750%	4/15/43	670,000	660,333
Apache Corp., Senior Notes	5.100%	9/1/40	280,000	286,186
ConocoPhillips, Senior Notes	6.500%	2/1/39	1,500,000	1,951,067
Continental Resources Inc., Senior Notes	4.375%	1/15/28	430,000	430,159	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	560,000	623,826
Devon Energy Corp., Senior Notes	5.600%	7/15/41	20,000	22,529
Devon Energy Corp., Senior Notes	5.000%	6/15/45	430,000	454,145
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,554,000	1,491,451
Energy Transfer Equity LP, Senior Notes	7.500%	10/15/20	420,000	453,600
Enterprise Products Operating LLC, Junior Subordinated Bonds (5.375% to 11/15/27 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	840,000	784,525	(b)
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	400,000	380,206
EOG Resources Inc., Senior Notes	6.875%	10/1/18	800,000	811,197
Hess Corp., Senior Bonds	6.000%	1/15/40	520,000	544,508
Hess Corp., Senior Notes	7.875%	10/1/29	440,000	542,047
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	340,000	347,497	(a)
Kerr-McGee Corp., Notes	6.950%	7/1/24	1,320,000	1,522,792
Kerr-McGee Corp., Notes	7.875%	9/15/31	710,000	916,982
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	900,000	1,117,941
LUKOIL International Finance BV, Senior Notes	4.563%	4/24/23	940,000	937,522	(a)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	280,000	254,100	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	620,000	562,650	(a)
MPLX LP, Senior Notes	4.500%	4/15/38	600,000	573,943
NGPL PipeCo LLC, Senior Notes	4.375%	8/15/22	60,000	60,150	(a)
NGPL PipeCo LLC, Senior Notes	4.875%	8/15/27	60,000	58,479	(a)
Noble Energy Inc., Senior Notes	6.000%	3/1/41	660,000	761,536
Noble Energy Inc., Senior Notes	5.250%	11/15/43	240,000	255,059
Noble Energy Inc., Senior Notes	4.950%	8/15/47	600,000	625,491
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	30,000	30,870
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	530,000	539,196
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	1,000,000	972,650
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	730,000	771,917

See Notes to Financial Statements.

6	Western Asset Investment Grade Defined Opportunity Trust Inc. 2018 Semi-Annual Report

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	80,000	$73,280
Southern Natural Gas Co., LLC, Senior Notes	8.000%	3/1/32	1,500,000	1,948,492
Sunoco Logistics Partners Operations LP, Senior Notes	3.900%	7/15/26	630,000	594,518
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	760,000	931,848
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	5.400%	8/15/41	10,000	10,925
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	4.450%	8/1/42	860,000	843,417
Valero Energy, Senior Notes	9.375%	3/15/19	700,000	735,286
Western Gas Partners LP, Senior Notes	4.650%	7/1/26	1,560,000	1,576,055
Williams Cos Inc., Senior Notes	7.875%	9/1/21	952,000	1,071,238
Williams Cos Inc., Senior Notes	4.550%	6/24/24	1,130,000	1,139,888
Williams Cos Inc., Senior Notes	7.750%	6/15/31	62,000	75,996
Williams Cos Inc., Senior Notes	8.750%	3/15/32	148,000	193,140
Williams Partners LP, Senior Notes	5.250%	3/15/20	460,000	476,127
Total Oil, Gas & Consumable Fuels				32,342,085
Total Energy				33,899,895
Financials — 28.0%
Banks — 16.1%
Banco Mercantil De Norte, Junior Subordinated Notes (7.625% to 1/6/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	400,000	398,900	(a)(b)(c)
Bank of America Corp., Junior Subordinated Bonds (6.100% to 3/17/25 then 3 mo. USD LIBOR + 3.898%)	6.100%	3/17/25	590,000	609,175	(b)(c)
Bank of America Corp., Junior Subordinated Notes (6.250% to 9/5/24 then 3 mo. USD LIBOR + 3.705%)	6.250%	9/5/24	880,000	916,494	(b)(c)
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	400,000	425,000	(b)(c)
Bank of America Corp., Senior Notes	7.625%	6/1/19	2,760,000	2,888,760
Bank of America Corp., Senior Notes	5.875%	2/7/42	1,340,000	1,612,378
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	670,000	922,723
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	430,000	467,356
Barclays PLC, Subordinated Notes	4.836%	5/9/28	380,000	360,537

See Notes to Financial Statements.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2018 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

May 31, 2018

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/18/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	360,000	$325,804	(a)(b)
BNP Paribas SA, Junior Subordinated Notes (7.625% to 3/30/21 then USD 5 year Swap Rate + 6.314%)	7.625%	3/30/21	240,000	252,300	(a)(b)(c)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year Swap Rate + 5.150%)	7.375%	8/19/25	1,870,000	1,963,500	(a)(b)(c)
Citigroup Inc., Junior Subordinated Bonds (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	1,350,000	1,378,687	(b)(c)
Citigroup Inc., Junior Subordinated Bonds (6.250% to 8/15/26 then 3 mo. USD LIBOR + 4.517%)	6.250%	8/15/26	1,100,000	1,133,000	(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	752,000	1,086,640
Citigroup Inc., Subordinated Notes	4.600%	3/9/26	490,000	496,340
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	2,290,000	2,211,364
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	630,000	785,776
Cooperatieve Rabobank UA, Senior Notes	5.750%	12/1/43	750,000	858,948
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	1,370,000	1,494,259	(a)(b)(c)
Credit Agricole SA, Junior Subordinated Notes, (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	500,000	523,750	(a)(b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	800,000	811,048	(b)(c)
HSBC Holdings PLC, Senior Notes, Junior Subordinated Notes (6.250% to 3/23/23 then USD ICE Swap Rate + 3.453%)	6.250%	3/23/23	460,000	461,035	(b)(c)
HSBC Holdings PLC, Senior Notes, Junior Subordinated Notes (6.500% to 3/23/28 then USD ICE Swap Rate + 3.606%)	6.500%	3/23/28	460,000	456,550	(b)(c)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	1,470,000	1,351,374	(a)
Itau Unibanco Holding SA, Junior Subordinated Notes (6.125% to 12/12/22 then 5 year Treasury Constant Maturity Rate + 3.981%)	6.125%	12/12/22	550,000	519,173	(a)(b)(c)

See Notes to Financial Statements.

8	Western Asset Investment Grade Defined Opportunity Trust Inc. 2018 Semi-Annual Report

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
JPMorgan Chase & Co., Junior Subordinated Bonds (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	700,000	$715,750	(b)(c)
JPMorgan Chase & Co., Senior Notes	6.400%	5/15/38	1,500,000	1,882,089
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	760,000	861,890
Lloyds Banking Group PLC, Junior Subordinated Bonds (7.500% to 6/27/24 then USD 5 year Swap Rate + 4.760%)	7.500%	6/27/24	620,000	650,225	(b)(c)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	710,000	894,387	(b)(c)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year Swap Rate + 7.598%)	8.625%	8/15/21	950,000	1,030,465	(b)(c)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	840,000	894,348
Royal Bank of Scotland NV, Subordinated Notes	7.750%	5/15/23	820,000	932,940
Santander Holdings USA Inc., Senior Notes	4.400%	7/13/27	500,000	483,714
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	410,000	441,893	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	7/2/18	410,000	406,208	(b)(c)
Wells Fargo & Co., Junior Subordinated Bonds (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	140,000	143,923	(b)(c)
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	420,000	393,634
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	530,000	524,696
Total Banks				34,967,033
Capital Markets — 4.5%
Charles Schwab Corp., Senior Notes	3.850%	5/21/25	230,000	233,645
CME Group Inc., Senior Notes	5.300%	9/15/43	750,000	903,088
Goldman Sachs Group Inc., Senior Notes	7.500%	2/15/19	500,000	516,294
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 1.053%)	2.908%	6/5/23	1,100,000	1,067,186	(b)
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	2,550,000	3,067,555
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	70,000	72,353
KKR Group Finance Co. III LLC, Senior Bonds	5.125%	6/1/44	1,300,000	1,330,813	(a)
Morgan Stanley, Senior Notes	5.500%	1/26/20	1,950,000	2,028,122

See Notes to Financial Statements.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2018 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

May 31, 2018

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Morgan Stanley, Senior Notes	6.375%	7/24/42	140,000	$174,990
UBS AG Stamford, CT, Subordinated Notes	7.625%	8/17/22	330,000	367,950
Total Capital Markets				9,761,996
Consumer Finance — 1.8%
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	640,000	689,371
Navient Corp., Senior Notes	7.250%	1/25/22	1,430,000	1,517,588
Navient Corp., Senior Notes	6.125%	3/25/24	480,000	483,600
Synchrony Financial, Senior Notes	3.700%	8/4/26	1,300,000	1,202,561
Total Consumer Finance				3,893,120
Diversified Financial Services — 0.6%
Carlyle Holdings II Finance LLC, Senior Secured Notes	5.625%	3/30/43	360,000	385,349	(a)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	240,000	226,800	(a)
ILFC E-Capital Trust I, Junior Subordinated Notes	4.640%	12/21/65	800,000	758,000	(a)(b)
Total Diversified Financial Services				1,370,149
Insurance — 4.6%
American International Group Inc., Senior Notes	6.400%	12/15/20	1,000,000	1,079,333
American International Group Inc., Senior Notes	4.750%	4/1/48	140,000	138,713
Brighthouse Financial Inc., Senior Notes	3.700%	6/22/27	870,000	794,967
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	290,000	311,207
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	360,000	357,300	(a)
Liberty Mutual Group Inc., Senior Notes	7.800%	3/15/37	330,000	395,175	(a)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	840,000	1,048,978	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	420,000	431,075	(a)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	1,000,000	1,079,500
Nationwide Mutual Insurance Co., Subordinated Notes	9.375%	8/15/39	520,000	828,041	(a)
Nuveen Finance LLC, Senior Notes	2.950%	11/1/19	330,000	329,391	(a)
Teachers Insurance & Annuity Association of America, Notes	6.850%	12/16/39	1,050,000	1,392,808	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	660,000	714,289	(a)
Travelers Cos Inc., Senior Notes	6.250%	6/15/37	400,000	507,812
Trinity Acquisition PLC, Senior Notes	3.500%	9/15/21	626,000	622,081
Total Insurance				10,030,670

See Notes to Financial Statements.

10	Western Asset Investment Grade Defined Opportunity Trust Inc. 2018 Semi-Annual Report

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Thrifts & Mortgage Finance — 0.4%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	770,000	$755,139	(a)
Total Financials				60,778,107
Health Care — 9.6%
Biotechnology — 1.5%
AbbVie Inc., Senior Notes	2.500%	5/14/20	670,000	664,452
AbbVie Inc., Senior Subordinated Notes	4.700%	5/14/45	290,000	293,849
Celgene Corp., Senior Notes	2.750%	2/15/23	1,100,000	1,055,795
Celgene Corp., Senior Notes	5.000%	8/15/45	400,000	402,193
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	100,000	116,461
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	500,000	504,227
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	100,000	104,191
Total Biotechnology				3,141,168
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories, Senior Notes	2.900%	11/30/21	460,000	455,291
Abbott Laboratories, Senior Notes	4.900%	11/30/46	1,040,000	1,123,850
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	1,110,000	1,085,221
Becton Dickinson and Co., Senior Notes	4.669%	6/6/47	450,000	446,621
Total Health Care Equipment & Supplies				3,110,983
Health Care Providers & Services — 4.9%
Anthem Inc., Senior Notes	4.375%	12/1/47	630,000	594,659
BioScrip Inc., First Lien Notes (1 mo. USD LIBOR + 7.000%)	8.224%	6/30/22	801,000	837,045	(b)(d)(e)
Cardinal Health Inc., Senior Notes	3.410%	6/15/27	430,000	399,491
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	60,000	56,160
CVS Health Corp., Senior Notes	4.100%	3/25/25	1,460,000	1,467,380
CVS Health Corp., Senior Notes	4.300%	3/25/28	1,610,000	1,605,109
CVS Health Corp., Senior Notes	4.780%	3/25/38	2,060,000	2,061,570
CVS Health Corp., Senior Notes	5.125%	7/20/45	540,000	561,632
Dartmouth-Hitchcock Health, Secured Bonds	4.178%	8/1/48	150,000	151,596
HCA Inc., Senior Secured Notes	5.500%	6/15/47	900,000	841,500
Humana Inc., Senior Notes	4.800%	3/15/47	420,000	435,998
Magellan Health Inc., Senior Notes	4.400%	9/22/24	650,000	640,740
Orlando Health Obligated Group, Bonds	4.089%	10/1/48	270,000	272,340
UnitedHealth Group Inc., Senior Notes	2.950%	10/15/27	550,000	519,315
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	220,000	241,133
Total Health Care Providers & Services				10,685,668
Pharmaceuticals — 1.8%
Allergan Funding SCS, Senior Notes	4.550%	3/15/35	790,000	760,223
Pfizer Inc., Senior Notes	7.200%	3/15/39	560,000	793,804

See Notes to Financial Statements.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2018 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

May 31, 2018

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Valeant Pharmaceuticals International Inc., Senior Notes	9.000%	12/15/25	800,000	$840,000	(a)
Wyeth LLC, Senior Notes	5.950%	4/1/37	1,100,000	1,383,553
Zoetis Inc., Senior Notes	4.700%	2/1/43	40,000	41,783
Total Pharmaceuticals				3,819,363
Total Health Care				20,757,182
Industrials — 6.3%
Aerospace & Defense — 1.8%
Hexcel Corp., Senior Notes	3.950%	2/15/27	1,000,000	981,469
Huntington Ingalls Industries, Inc., Senior Notes	3.483%	12/1/27	320,000	305,683	(a)
L3 Technologies Inc., Senior Notes	4.400%	6/15/28	700,000	702,083	(f)
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	50,000	52,537
Lockheed Martin Corp., Senior Notes	4.700%	5/15/46	200,000	214,247
Northrop Grumman Systems Corp., Senior Notes	7.875%	3/1/26	1,390,000	1,738,583
Total Aerospace & Defense				3,994,602
Air Freight & Logistics — 0.4%
United Parcel Service, Inc., Senior Notes	6.200%	1/15/38	700,000	893,461
Airlines — 0.9%
American Airlines, Pass-Through Trust, Senior Secured Bonds	5.600%	7/15/20	361,607	368,210	(a)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	7.250%	11/10/19	493,554	520,445
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	6.250%	4/11/20	143,038	147,687
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.545%	2/2/19	57,879	58,458	(d)
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	91,451	101,401
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Notes	7.750%	12/17/19	251,246	265,158
US Airways Inc., Pass-Through Trust, Senior Secured Bonds	5.900%	10/1/24	421,713	455,628
Total Airlines				1,916,987
Commercial Services & Supplies — 0.6%
Republic Services Inc., Senior Notes	5.500%	9/15/19	220,000	227,537
Waste Management Holdings Inc., Senior Notes	7.100%	8/1/26	230,000	280,514
Waste Management Inc., Senior Notes	7.750%	5/15/32	500,000	670,600
Total Commercial Services & Supplies				1,178,651
Construction & Engineering — 0.1%
Valmont Industries Inc., Senior Notes	6.625%	4/20/20	180,000	191,392

See Notes to Financial Statements.

12	Western Asset Investment Grade Defined Opportunity Trust Inc. 2018 Semi-Annual Report

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Industrial Conglomerates — 1.3%
General Electric Co., Junior Subordinated Bonds (5.000% to 1/21/21 then 3 mo. USD LIBOR + 3.330%)	5.000%	1/21/21	1,307,000	$1,292,950	(b)(c)
General Electric Co., Senior Notes	6.875%	1/10/39	1,098,000	1,402,244
General Electric Co., Subordinated Notes	5.300%	2/11/21	130,000	136,262
Total Industrial Conglomerates				2,831,456
Machinery — 0.2%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	360,000	386,753
Road & Rail — 0.2%
Union Pacific Corp., Senior Notes	4.375%	11/15/65	530,000	506,333
Trading Companies & Distributors — 0.8%
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	220,000	226,778
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	330,000	367,739
International Lease Finance Corp., Senior Secured Notes	7.125%	9/1/18	1,200,000	1,212,062	(a)
Total Trading Companies & Distributors				1,806,579
Total Industrials				13,706,214
Information Technology — 2.8%
Communications Equipment — 0.8%
Harris Corp., Senior Notes	5.550%	10/1/21	885,000	946,545
Harris Corp., Senior Notes	4.854%	4/27/35	430,000	449,532
Harris Corp., Senior Notes	5.054%	4/27/45	340,000	364,198
Total Communications Equipment				1,760,275
Semiconductors & Semiconductor Equipment — 0.1%
Intel Corp., Senior Notes	4.900%	7/29/45	220,000	251,819
QUALCOMM Inc., Senior Notes	4.300%	5/20/47	70,000	66,221
Total Semiconductors & Semiconductor Equipment				318,040
Software — 1.1%
Microsoft Corp., Senior Notes	4.250%	2/6/47	1,520,000	1,608,054
salesforce.com Inc., Senior Notes	3.700%	4/11/28	770,000	766,786
Total Software				2,374,840
Technology Hardware, Storage & Peripherals — 0.8%
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	1,010,000	1,029,585	(a)
Seagate HDD Cayman, Senior Notes	4.250%	3/1/22	660,000	651,706
Total Technology Hardware, Storage & Peripherals				1,681,291
Total Information Technology				6,134,446

See Notes to Financial Statements.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2018 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

May 31, 2018

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Materials — 4.2%
Chemicals — 0.1%
Ecolab Inc., Senior Notes	5.500%	12/8/41	130,000	$155,528
Containers & Packaging — 0.2%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	400,000	406,600	(a)
Metals & Mining — 3.9%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	400,000	425,080	(a)
Arconic Inc., Senior Notes	5.870%	2/23/22	1,200,000	1,260,120
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	700,000	756,585
BHP Billiton Finance USA Ltd., Subordinated Notes (6.750% to 10/20/25 then USD 5 year Swap Rate + 5.093%)	6.750%	10/19/75	780,000	850,590	(a)(b)
First Quantum Minerals Ltd., Senior Notes	7.000%	2/15/21	360,000	362,475	(a)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	100,000	96,875
Freeport-McMoRan, Inc., Senior Notes	6.875%	2/15/23	950,000	1,023,625
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	910,000	870,834	(a)
Northwest Acquisitions ULC/Dominion Finco, Inc., Secured Notes	7.125%	11/1/22	600,000	609,000	(a)
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	2,100,000	2,111,550
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	230,000	223,101	(a)
Total Metals & Mining				8,589,835
Paper & Forest Products — 0.0%
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	50,000	50,500
Total Materials				9,202,463
Real Estate — 1.7%
Equity Real Estate Investment Trusts (REITs) — 1.4%
American Homes 4 Rent LP, Senior Notes	4.250%	2/15/28	270,000	261,654
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	400,000	377,024
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, Senior Secured Notes	6.000%	4/15/23	90,000	88,144	(a)
Vornado Realty LP, Senior Notes	3.500%	1/15/25	1,000,000	966,080
Washington Prime Group LP, Senior Notes	5.950%	8/15/24	1,340,000	1,300,744
Total Equity Real Estate Investment Trusts (REITs)				2,993,646
Real Estate Management & Development — 0.3%
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	460,000	576,025
Total Real Estate				3,569,671
Telecommunication Services — 5.2%
Diversified Telecommunication Services — 4.3%
AT&T Inc., Senior Notes	4.500%	5/15/35	370,000	351,847

See Notes to Financial Statements.

14	Western Asset Investment Grade Defined Opportunity Trust Inc. 2018 Semi-Annual Report

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Telecommunication Services — continued
AT&T Inc., Senior Notes	4.800%	6/15/44	290,000	$271,974
AT&T Inc., Senior Notes	5.450%	3/1/47	360,000	368,449
AT&T Inc., Senior Notes	4.500%	3/9/48	642,000	572,767
British Telecommunications PLC, Bonds	9.125%	12/15/30	2,000,000	2,843,001
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	330,000	440,648
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	140,000	173,743
Verizon Communications Inc., Senior Bonds	5.500%	3/16/47	1,130,000	1,200,702
Verizon Communications Inc., Senior Notes	4.600%	4/1/21	210,000	218,430
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	2,460,000	2,648,446
Verizon Communications Inc., Senior Notes	5.012%	8/21/54	398,000	383,572
Total Diversified Telecommunication Services				9,473,579
Wireless Telecommunication Services — 0.9%
Sprint Communications, Inc., Senior Notes	9.000%	11/15/18	360,000	369,162	(a)
Sprint Corp., Senior Notes	7.250%	9/15/21	680,000	705,500
Sprint Corp., Senior Notes	7.875%	9/15/23	120,000	126,240
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	390,000	519,253
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	180,000	183,183
Total Wireless Telecommunication Services				1,903,338
Total Telecommunication Services				11,376,917
Utilities — 4.6%
Electric Utilities — 4.6%
Berkshire Hathaway Energy Company, Bonds	6.125%	4/1/36	1,000,000	1,264,035
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	530,000	580,680
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	600,000	786,790
FirstEnergy Corp., Notes	7.375%	11/15/31	3,040,000	4,016,878
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	480,000	472,099
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	1,800,000	1,161,000
Pacific Gas & Electric Co., Senior Notes	3.300%	12/1/27	1,000,000	927,264
Virginia Electric & Power Co., Senior Notes	8.875%	11/15/38	500,000	803,389
Total Utilities				10,012,135
Total Corporate Bonds & Notes (Cost — $184,559,474)				196,610,979
Sovereign Bonds — 2.8%
Argentina — 2.2%
Argentine Republic Government International Bond, Senior Notes	6.875%	1/11/48	260,000	214,500
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,930,000	1,968,137	(a)
Provincia de Cordoba, Senior Notes	7.450%	9/1/24	1,200,000	1,143,000	(a)

See Notes to Financial Statements.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2018 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

May 31, 2018

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount†		Value
Argentina — continued
Republic of Argentina	18.200%	10/3/21	650,000	ARS	$23,779
Republic of Argentina, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	33.206%	6/21/20	8,960,000	ARS	375,273	(b)
Republic of Argentina, Senior Notes	5.875%	1/11/28	930,000		816,075
Republic of Argentina, Senior Notes	7.625%	4/22/46	150,000		133,125
Total Argentina					4,673,889
Ecuador — 0.1%
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	310,000		324,399	(a)
Nigeria — 0.2%
Republic of Nigeria, Senior Notes	7.143%	2/23/30	260,000		261,141	(a)
Republic of Nigeria, Senior Notes	7.696%	2/23/38	220,000		221,321	(a)
Total Nigeria					482,462
United Arab Emirates — 0.3%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	680,000		629,000	(a)
Total Sovereign Bonds (Cost — $6,599,524)					6,109,750

			Shares
Preferred Stocks — 1.5%
Financials — 1.5%
Banks — 1.0%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%)	8.128%		85,800		2,240,238	(b)
Capital Markets — 0.2%
Carlyle Group LP	5.875%		16,975		397,554
Diversified Financial Services — 0.2%
Citigroup Capital XIII (3 mo. USD LIBOR + 6.370%)	8.729%		13,450		361,267	(b)
Insurance — 0.1%
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%)	5.533%		9,325		209,813	(b)
Total Preferred Stocks (Cost — $3,070,324)					3,208,872

		Maturity Date	Face Amount†
U.S. Government & Agency Obligations — 0.7%
U.S. Government Obligations — 0.7%
U.S. Treasury Bonds	2.750%	11/15/47	1,170,000		1,116,002
U.S. Treasury Bonds	3.000%	2/15/48	410,000		411,273
Total U.S. Government & Agency Obligations (Cost — $1,504,168)					1,527,275

See Notes to Financial Statements.

16	Western Asset Investment Grade Defined Opportunity Trust Inc. 2018 Semi-Annual Report

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Municipal Bonds — 0.4%
Florida — 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	260,000	$273,156
Illinois — 0.3%
Illinois State, GO, Build America Bonds-Taxable	6.725%	4/1/35	530,000	559,993
Total Municipal Bonds (Cost — $859,693)				833,149
Total Investments before Short-Term Investments (Cost — $196,593,183)				208,290,025

			Shares
Short-Term Investments — 3.4%
Dreyfus Government Cash Management, Institutional Shares (Cost — $7,268,545)	1.677%		7,268,545	7,268,545
Total Investments — 99.3% (Cost — $203,861,728)				215,558,570
Other Assets in Excess of Liabilities — 0.7%				1,527,393
Total Net Assets — 100.0%				$217,085,963

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Security is valued using significant unobservable inputs (Note 1).

(e)	Restricted security (Note 7).

(f)	Securities traded on a when-issued or delayed delivery basis.

Abbreviations used in this schedule:
ARS	— Argentine Peso
GO	— General Obligation
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
USD	— United States Dollar

See Notes to Financial Statements.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2018 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

May 31, 2018

Western Asset Investment Grade Defined Opportunity Trust Inc.

At May 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	62	9/18	$7,026,638	$7,061,219	$34,581
U.S. Treasury Ultra Long-Term Bonds	29	9/18	4,502,497	4,625,500	123,003
					157,584
Contracts to Sell:
U.S. Treasury 2-Year Notes	2	9/18	424,434	424,469	(35)
U.S. Treasury 10-Year Notes	40	9/18	4,819,170	4,817,500	1,670
U.S. Treasury Long-Term Bonds	100	9/18	14,366,107	14,512,500	(146,393)
					(144,758)
Net unrealized appreciation on open futures contracts					$12,826

At May 31, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	234,390,000	USD	2,166,945	Barclays Bank PLC	7/19/18	$(4,801)
USD	2,201,339	JPY	234,390,000	Barclays Bank PLC	7/19/18	39,195
Total						$34,394

Abbreviations used in this table:
JPY	— Japanese Yen
USD	— United States Dollar

At May 31, 2018, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at May 31, 2018[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Goldman Sachs Group Inc. (PPG Industries Inc., 3.600%, due 11/15/20)	$856,423	3/20/19	0.130%	1.000% quarterly	$(6,010)	$(3,640)	$(2,370)

See Notes to Financial Statements.

18	Western Asset Investment Grade Defined Opportunity Trust Inc. 2018 Semi-Annual Report

Western Asset Investment Grade Defined Opportunity Trust Inc.

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation
$ 2,818,000	11/15/43	2.630% semi-annually	3-Month LIBOR quarterly	$(3,480)	$176,128

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

See Notes to Financial Statements.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2018 Semi-Annual Report	19

Statement of assets and liabilities (unaudited)

May 31, 2018

Assets:
Investments, at value (Cost — $203,861,728)	$215,558,570
Interest and dividends receivable	3,017,989
Deposits with brokers for open futures contracts	213,065
Deposits with brokers for centrally cleared swap contracts	96,061
Receivable from broker — variation margin on open futures contracts	64,465
Unrealized appreciation on forward foreign currency contracts	39,195
Prepaid expenses	10,340
Total Assets	218,999,685

Liabilities:
Distributions payable	919,944
Payable for securities purchased	699,314
Investment management fee payable	119,786
Due to custodian	97,013
Payable to broker — variation margin on centrally cleared swap contracts	6,108
OTC swaps, at value (premiums received — $3,640)	6,010
Unrealized depreciation on forward foreign currency contracts	4,801
Payable for open OTC swap contracts	1,737
Directors’ fees payable	1,049
Accrued expenses	57,960
Total Liabilities	1,913,722
Total Net Assets	$217,085,963

Net Assets:
Par value ($0.001 par value; 10,822,870 shares issued and outstanding; 100,000,000 shares authorized)	$10,823
Paid-in capital in excess of par value	206,095,861
Undistributed net investment income	262,452
Accumulated net realized loss on investments, futures contracts, swap contracts, forward foreign currency contracts and foreign currency transactions	(1,197,755)
Net unrealized appreciation on investments, futures contracts, swap contracts, forward foreign currency contracts and foreign currencies	11,914,582
Total Net Assets	$217,085,963

Shares Outstanding	10,822,870

Net Asset Value	$20.06

See Notes to Financial Statements.

20	Western Asset Investment Grade Defined Opportunity Trust Inc. 2018 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended May 31, 2018

Investment Income:
Interest	$5,925,708
Dividends	111,447
Total Investment Income	6,037,155

Expenses:
Investment management fee (Note 2)	721,518
Directors’ fees	30,057
Audit and tax fees	27,143
Transfer agent fees	16,728
Legal fees	16,322
Shareholder reports	14,816
Fund accounting fees	11,373
Excise tax (Note 1)	9,168
Stock exchange listing fees	6,263
Custody fees	2,036
Insurance	1,882
Miscellaneous expenses	8,070
Total Expenses	865,376
Net Investment Income	5,171,779

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	1,001,342
Futures contracts	157,483
Swap contracts	12,301
Forward foreign currency contracts	3,283
Foreign currency transactions	(5,308)
Net Realized Gain	1,169,101
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(11,078,567)
Futures contracts	(55,552)
Swap contracts	131,805
Forward foreign currency contracts	34,394
Foreign currencies	(3,946)
Change in Net Unrealized Appreciation (Depreciation)	(10,971,866)
Net Loss on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(9,802,765)
Decrease in Net Assets From Operations	$(4,630,986)

See Notes to Financial Statements.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2018 Semi-Annual Report	21

Statements of changes in net assets

For the Six Months Ended May 31, 2018 (unaudited) and the Year Ended November 30, 2017	2018	2017

Operations:
Net investment income	$5,171,779	$10,703,460
Net realized gain	1,169,101	702,111
Change in net unrealized appreciation (depreciation)	(10,971,866)	8,110,898
Increase (Decrease) in Net Assets From Operations	(4,630,986)	19,516,469

Distributions to Shareholders From (Note 1):
Net investment income	(4,914,480)	(10,990,992)
Net realized gains	(603,870)	(522,056)
Decrease in Net Assets From Distributions to Shareholders	(5,518,350)	(11,513,048)

Fund Share Transactions:
Reinvestment of distributions (6,078 and 11,963 shares issued, respectively)	126,114	246,321
Increase in Net Assets From Fund Share Transactions	126,114	246,321
Increase (Decrease) in Net Assets	(10,023,222)	8,249,742

Net Assets:
Beginning of period	227,109,185	218,859,443
End of period*	$217,085,963	$227,109,185
*Includes undistributed net investment income of:	$262,452	$5,153

See Notes to Financial Statements.

22	Western Asset Investment Grade Defined Opportunity Trust Inc. 2018 Semi-Annual Report

Financial highlights

For a share of capital stock outstanding throughout each year ended November 30, unless otherwise noted:
	2018[1,2]	2017[1]	2016[1]	2015[1]	2014[1]	2013[1]

Net asset value, beginning of period	$21.00	$20.26	$20.28	$21.62	$21.53	$22.67

Income (loss) from operations:
Net investment income	0.48	0.99	0.98	0.98	1.02	1.03
Net realized and unrealized gain (loss)	(0.91)	0.82	0.20	(1.12)	0.58	(0.90)
Total income (loss) from operations	(0.43)	1.81	1.18	(0.14)	1.60	0.13

Less distributions from:
Net investment income	(0.45) [3]	(1.02)	(1.17)	(1.20)	(1.14)	(0.94)
Net realized gains	(0.06)	(0.05)	(0.03)	—	(0.37)	(0.33)
Total distributions	(0.51)	(1.07)	(1.20)	(1.20)	(1.51)	(1.27)

Net asset value, end of period	$20.06	$21.00	$20.26	$20.28	$21.62	$21.53

Market price, end of period	$20.71	$21.85	$20.05	$20.77	$20.87	$19.59
Total return, based on NAV[4,5]	(2.08)%	9.09%	5.97%	(0.69)%	7.70%	0.63%
Total return, based on Market Price[6]	(2.84)%	14.76%	2.43%	5.49%	14.69%	(12.18)%

Net assets, end of period (millions)	$217	$227	$219	$219	$233	$232

Ratios to average net assets:
Gross expenses	0.78%[7]	0.78%	0.79%	0.83%	0.80%	0.84%
Net expenses	0.78 [7]	0.78	0.79	0.83	0.80	0.84
Net investment income	4.66 [7]	4.76	4.82	4.67	4.69	4.69

Portfolio turnover rate	20%	40%	41%	43%	38%	68%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended May 31, 2018 (unaudited).
[3]

The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[6]

The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

See Notes to Financial Statements.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2018 Semi-Annual Report	23

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Investment Grade Defined Opportunity Trust Inc. (the “Fund”) was incorporated in Maryland on April 24, 2009 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in investment grade corporate fixed-income securities of varying maturities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

24	Western Asset Investment Grade Defined Opportunity Trust Inc. 2018 Semi-Annual Report

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/ yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

Western Asset Investment Grade Defined Opportunity Trust Inc. 2018 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Health Care	—	$19,920,137	$837,045	$20,757,182
Industrials	—	13,647,756	58,458	13,706,214
Other Corporate Bonds & Notes	—	162,147,583	—	162,147,583
Sovereign Bonds	—	6,109,750	—	6,109,750
Preferred Stocks:
Financials	$2,999,059	209,813	—	3,208,872
U.S. Government & Agency Obligations	—	1,527,275	—	1,527,275
Municipal Bonds	—	833,149	—	833,149
Total Long-Term Investments	2,999,059	204,395,463	895,503	208,290,025
Short-Term Investments†	7,268,545	—	—	7,268,545
Total Investments	$10,267,604	$204,395,463	$895,503	$215,558,570
Other Financial Instruments:
Futures Contracts	159,254	—	—	159,254
Forward Foreign Currency Contracts	—	39,195	—	39,195
Centrally Cleared Interest Rate Swaps	—	176,128	—	176,128
Total Other Financial Instruments	$159,254	$215,323	—	$374,577
Total	$10,426,858	$204,610,786	$895,503	$215,933,147

26	Western Asset Investment Grade Defined Opportunity Trust Inc. 2018 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$146,428	—	—	$146,428
Forward Foreign Currency Contracts	—	$4,801	—	4,801
OTC Credit Default Swaps on Corporate Issues — Buy Protection‡	—	6,010	—	6,010
Total	$146,428	$10,811	—	$157,239

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against, or manage exposure to, foreign issuers or markets. The Fund may also enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transacton. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2018 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

28	Western Asset Investment Grade Defined Opportunity Trust Inc. 2018 Semi-Annual Report

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of May 31, 2018, the Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the six months ended May 31, 2018, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2018 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(e) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event

30	Western Asset Investment Grade Defined Opportunity Trust Inc. 2018 Semi-Annual Report

of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(f) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Credit and market risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2018 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

(i) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

32	Western Asset Investment Grade Defined Opportunity Trust Inc. 2018 Semi-Annual Report

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of May 31, 2018, the Fund held OTC credit default swaps and forward foreign currency contracts with credit related contingent features which had a liability position of $10,811. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(l) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. The actual source of the Fund’s monthly distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year. Distributions of net realized gains are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2018 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

(m) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(n) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements. However, due to the timing of when distributions are made by the Fund, the Fund may be subject to an excise tax of 4% of the amount by which 98% of the Fund’s annual taxable income and 98.2% of net realized gains exceed the distributions from such taxable income and realized gains for the calendar year. The Fund paid $17,649 of federal excise taxes attributable to calendar 2017 in March 2018.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of November 30, 2017, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(o) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (formerly known as Western Asset Management Company) (“Western Asset”), Western Asset Management Company Pte. Ltd. (“Western Singapore”), Western Asset Management Company Ltd (“Western Japan”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Singapore, Western Japan and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.65% of the Fund’s average daily net assets.

LMPFA delegates to Western Asset the day-to-day portfolio management of the Fund. Western Singapore, Western Japan and Western Asset Limited provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar

34	Western Asset Investment Grade Defined Opportunity Trust Inc. 2018 Semi-Annual Report

denominated debt securities. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Singapore, Western Japan and Western Asset Limited a fee for their services at no additional expense to the Fund. Each of Western Singapore, Western Japan and Western Asset Limited receives a fee from Western Asset, payable monthly, in an amount equal to 70% of the Fund’s fee paid to LMPFA by the Fund related to the Fund’s assets that Western Asset allocates to Western Singapore, Western Japan and Western Asset Limited, respectively, to manage.

All officers and one Director of the Fund are employees of Legg Mason or its affiliates and do not receive compensation from the Fund.

3. Investments

During the six months ended May 31, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$36,654,732	$5,699,457
Sales	43,475,602	5,136,330

At May 31, 2018, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Received	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$203,861,728	$14,675,860	$(2,979,018)	$11,696,842
Swap contracts	(7,120)	176,128	(2,370)	173,758
Futures contracts	—	159,254	(146,428)	12,826
Forward foreign currency contracts	—	39,195	(4,801)	34,394

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at May 31, 2018.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$159,254	—	$159,254
Centrally cleared swap contracts[3]	176,128	—	176,128
Forward foreign currency contracts	—	$39,195	39,195
Total	$335,382	$39,195	$374,577

Western Asset Investment Grade Defined Opportunity Trust Inc. 2018 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts[2]	$146,428	—	—	$146,428
OTC swap contracts[4]	—	—	$6,010	6,010
Forward foreign currency contracts	—	$4,801	—	4,801
Total	$146,428	$4,801	$6,010	$157,239

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended May 31, 2018. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$157,483	—	—	$157,483
Swap contracts	74,125	—	$(61,824)	12,301
Forward foreign currency contracts	—	$3,283	—	3,283
Total	$231,608	$3,283	$(61,824)	$173,067

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$(55,552)	—	—	$(55,552)
Swap contracts	91,221	—	$40,584	131,805
Forward foreign currency contracts	—	$34,394	—	34,394
Total	$35,669	$34,394	$40,584	$110,647

36	Western Asset Investment Grade Defined Opportunity Trust Inc. 2018 Semi-Annual Report

During the six months ended May 31, 2018, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$12,397,549
Futures contracts (to sell)	17,247,290
Forward foreign currency contracts (to buy)	615,325
Forward foreign currency contracts (to sell)	610,411

Average Notional Balance
Interest rate swap contracts	$2,728,571
Credit default swap contracts (to buy protection)	5,184,994

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of May 31, 2018.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Barclays Bank PLC	$39,195	$(4,801)	$34,394	—	$34,394
Goldman Sachs Group Inc.	—	(6,010)	(6,010)	—	(6,010)
Total	$39,195	$(10,811)	$28,384	—	$28,384

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Distributions subsequent to May 31, 2018

The following distributions have been declared by the Fund’s Board of Directors and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
5/25/2018	6/01/2018	$0.0850
6/22/2018	7/02/2018	$0.0850
7/20/2018	8/01/2018	$0.0850
8/24/2018	9/04/2018	$0.0850

6. Stock repurchase program

On November 16, 2015, the Fund announced that the Fund’s Board of Directors (the “Board”) had authorized the Fund to repurchase in the open market up to approximately 10% of the Fund’s outstanding common stock when the Fund’s shares are trading at a discount to net asset value. The Board has directed management of the Fund to repurchase shares of common stock at such times and in such amounts as management reasonably believes may enhance

Western Asset Investment Grade Defined Opportunity Trust Inc. 2018 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

stockholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts. During the six months ended May 31, 2018, the Fund did not repurchase any shares.

7. Restricted securities

The following Fund investment is restricted as to resale.

Security	Face Amount	Acquisition Date	Cost	Value at 5/31/2018	Value Per Share	Percent of Net Assets
BioScrip Inc., First Lien Notes, 8.224%, due 6/30/22	$801,000	6/17	$794,213	$837,045	$104.50	0.39%

8. Recent accounting pronouncement

The Fund has made a change in accounting principle and adopted the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2017-08 (“ASU 2017-08”), Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium; specifically, requiring the premium to be amortized to the earliest call date. Prior to ASU 2017-08, premiums on callable debt securities were generally amortized to maturity date. ASU 2017-08 is intended to more closely align the amortization period with the expectations incorporated into the market pricing on the underlying security. ASU 2017-08 does not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity date. Upon evaluation, the Fund has concluded that the change in accounting principle does not materially impact the financial statement amounts.

38	Western Asset Investment Grade Defined Opportunity Trust Inc. 2018 Semi-Annual Report

Additional shareholder information (unaudited)

Results of annual meeting of shareholders

The Annual Meeting of Shareholders of Western Asset Investment Grade Defined Opportunity Trust Inc. was held on March 26, 2018 for the purpose of considering and voting upon the election of Directors. The following table provides information concerning the matter voted upon at the Meeting:

Election of directors

Nominees	Votes For	Votes Withheld
Robert D. Agdern	7,443,841	210,972
Eileen A. Kamerick	7,438,124	216,689
Riordan Roett	7,409,732	245,081

At May 31, 2018, in addition to Robert D. Agdern, Eileen A. Kamerick, and Riordan Roett, the other Directors of the Fund were as follows:

Carol L. Colman

Daniel P. Cronin

Paolo M. Cucchi

Leslie H. Gelb

William R. Hutchison

Jane Trust

Western Asset Investment Grade Defined Opportunity Trust Inc.	39

Dividend reinvestment plan (unaudited)

On December 15, 2016, the Fund announced that the Board of Directors has authorized changes to the Fund’s Dividend Reinvestment Plan (the “Plan”) with respect to dividend reinvestment determinations and transaction fees for Plan participants selling their shares. A copy of the revised Plan is included below.

Effective July 1, 2017, the Fund uses the dividend payment date to determine if new shares are issued or shares are purchased in the open market for Plan participants reinvesting their distributions. If on the payment date the closing market price (plus $0.03 per share commission) is at or above the net asset value (“NAV”), the Fund will issue new shares of common stock. Newly issued shares of common stock will be issued at a price equal to the greater of (a) the NAV per share on the date prior to issuance or (b) 95% of the closing market price per share. If the closing market price (plus $0.03 per share commission) is lower than the NAV per share on the payment date, the Plan Agent will receive the distribution in cash and purchase common stock in the open market. In addition, effective July 1, 2017, fees paid by Plan participants to sell Fund shares decreased, with Plan participants paying a $5.00 transaction fee plus a $0.05 per share commission upon a sale of shares held pursuant to the Plan.

Revised dividend reinvestment plan:

Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends and return of capital distributions, on your Common Stock will be automatically reinvested by Computershare Trust Company, N.A., as agent for the stockholders (the “Plan Agent”), in additional shares of Common Stock under the Fund’s Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by Computershare Trust Company, N.A., as dividend paying agent.

If you participate in the Plan, the number of shares of Common Stock you will receive will be determined as follows:

(1) If the market price of the Common Stock (plus $0.03 per share commission) on the payment date (or, if the payment date is not a NYSE trading day, the immediately preceding trading day) is equal to or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date, the Fund will issue new Common Stock at a price equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the payment date or (b) 95% of the market price per share of the Common Stock on the payment date.

(2) If the net asset value per share of the Common Stock exceeds the market price of the Common Stock (plus $0.03 per share commission) at the close of trading on the NYSE on the payment date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Stock in the open market, on the NYSE or elsewhere, for your account as soon as practicable commencing on the trading day following the payment date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the payment date for the next succeeding dividend or distribution to be made to the stockholders; except when necessary to comply with

40	Western Asset Investment Grade Defined Opportunity Trust Inc.

applicable provisions of the federal securities laws. If during this period: (i) the market price (plus $0.03 per share commission) rises so that it equals or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Stock in the open market and the Fund shall issue the remaining Common Stock at a price per share equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the day prior to the issuance of shares for reinvestment or (b) 95% of the then current market price per share.

Common Stock in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all shares of Common Stock you have received under the Plan. You may withdraw from the Plan (i.e., opt-out) by notifying the Plan Agent in writing at 462 South 4th Street, Suite 1600, Louisville, KY 40202 or by calling the Plan Agent at 1-888-888-0151. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date; otherwise such withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Stock.

Plan participants who sell their shares will be charged a service charge (currently $5.00 per transaction) and the Plan Agent is authorized to deduct brokerage charges actually incurred from the proceeds (currently $0.05 per share commission). There is no service charge for reinvestment of your dividends or distributions in Common Stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional shares of Common Stock, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Stock over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Investors will be subject to income tax on amounts reinvested under the Plan.

The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. The Plan may be terminated, amended or supplemented by the Fund upon notice in writing mailed to stockholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination or amendment is to be effective. Upon any termination, you will be sent cash for any fractional share of Common Stock in your account. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your Common Stock on your behalf. Additional information about the Plan and your account may be obtained from the Plan Agent at 462 South 4th Street, Suite 1600, Louisville, KY 40202 or by calling the Plan Agent at 1-888-888-0151.

Western Asset Investment Grade Defined Opportunity Trust Inc.	41

Western Asset

Investment Grade Defined Opportunity Trust Inc.

Directors

Robert D. Agdern

Carol L. Colman

Daniel P. Cronin

Paolo M. Cucchi

Leslie H. Gelb

William R. Hutchinson

Eileen A. Kamerick

Riordan Roett

Jane Trust

Chairman

Officers

Jane Trust

President and Chief Executive Officer

Richard F. Sennett

Principal Financial Officer

Todd F. Kuehl

Chief Compliance Officer

Jenna Bailey

Identity Theft Prevention Officer

Robert I. Frenkel

Secretary and Chief Legal Officer

Thomas C. Mandia

Assistant Secretary

Jennifer S. Berg

Treasurer

Jeanne M. Kelly

Senior Vice President

Western Asset Investment Grade Defined Opportunity Trust Inc.

620 Eighth Avenue

49th Floor

New York, NY 10018

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC*

Western Asset Management Company Limited

Western Asset Management Company Ltd

Western Asset Management Company Pte. Ltd.

Custodian

The Bank of New York Mellon (“BNY”)**

Transfer agent

Computershare Inc.

462 South 4th Street, Suite 1600

Louisville, KY 40202

*	Prior to May 2, 2018, known as Western Asset Management Company.
**	Effective April 9, 2018, BNY became custodian.

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legal counsel

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, NY 10017

New York Stock Exchange Symbol

IGI

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identify verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-888-777-0102.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Investment Grade Defined Opportunity Trust Inc.

Western Asset Investment Grade Defined Opportunity Trust Inc.

620 Eighth Avenue

49th Floor

New York, NY 10018

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-888-777-0102.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.lmcef.com and (3) on the SEC’s website at www.sec.gov.

This report is transmitted to the shareholders of Western Asset Investment Grade Defined Opportunity Trust Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Computershare Inc.

462 South 4th Street, Suite 1600

Louisville, KY 40202

WASX012742 7/18 SR18-3381

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Investment Grade Defined Opportunity Trust Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 25, 2018

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	July 25, 2018